Related Party Transactions (Details) - Director [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Statement [Line Items]
Salaries	$ 150,000	$ 500,000	$ 510,000	$ 750,000
Short-term employee benefits	584	583	1,766	1,772
Stock-based compensation	0	142,316	411,526	556,331
Total	$ 150,584	$ 642,899	$ 923,292	$ 1,308,103